Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 11,451	$ 10,975	$ 9,073
Deferred income tax (recovery) expense	(894)	557	640
Deferred income tax expense (recovery) included in other comprehensive income	8	(6)	4
Foreign exchange adjustments	(26)	41	(29)
Business combinations (note 6,7)	0	(116)	1,287
Balance – end of year	$ 10,539	$ 11,451	$ 10,975